Annual Total Returns[BarChart] - PGIM Jennison Value Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.75%)	14.60%	32.91%	9.77%	(8.52%)	11.13%	16.62%	(10.18%)	25.97%	3.03%